Financial Instruments	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Financial Instruments

Note 12: Financial Instruments

Financial assets and liabilities

Financial assets and liabilities in the consolidated statement of financial position are as follows:

June 30, 2019	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income	Derivatives Used for Hedging	Total
Cash and cash equivalents	1,221	887	-	-	2,108
Trade and other receivables	1,178	-	-	-	1,178
Other financial assets - current	48	-	-	-	48
Other financial assets - non-current	48	291	24	-	363
Trade payables (see note 14)	(191)	-	-	-	(191)
Accruals (see note 14)	(570)	-	-	-	(570)
Other financial liabilities - current(1)	(92)	-	-	-	(92)
Long-term indebtedness	(3,233)	-	-	-	(3,233)
Other financial liabilities - non current(2)	(169)	(1)	-	(62)	(232)
Total	(1,760)	1,177	24	(62)	(621)

(1)	Includes lease liabilities of $49 million recognized in 2019 due to the adoption of IFRS 16. See note 1.

(2)	Includes lease liabilities of $168 million recognized in 2019 due to the adoption of IFRS 16. See note 1.

December 31, 2018	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income	Derivatives Used for Hedging	Total
Cash and cash equivalents	316	2,390	-	-	2,706
Trade and other receivables	1,313	-	-	-	1,313
Other financial assets - current	75	1	-	-	76
Other financial assets - non-current	14	16	23	-	53
Current indebtedness	(3)	-	-	-	(3)
Trade payables (see note 14)	(326)	-	-	-	(326)
Accruals (see note 14)	(854)	-	-	-	(854)
Other financial liabilities - current	(95)	-	-	-	(95)
Long-term indebtedness	(3,213)	-	-	-	(3,213)
Other financial liabilities - non current	(1)	(2)	-	(76)	(79)
Total	(2,774)	2,405	23	(76)	(422)

Cash and cash equivalents

Of total cash and cash equivalents, $34 million and $24 million at June 30, 2019 and December 31, 2018, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.

Commercial paper

Under its commercial paper program, the Company may issue up to $2.0 billion of notes. There was no outstanding commercial paper at June 30, 2019.

Credit facility

The Company has a $2.4 billion credit facility agreement which matures in November 2021 and may be used to provide liquidity for general corporate purposes (including support for its commercial paper program). There were no outstanding borrowings under this credit facility at June 30, 2019. Based on the Company’s credit ratings, the cost of borrowing under the agreement is priced at LIBOR/EURIBOR plus 110 basis points. The Company has the option to request an increase, subject to approval by applicable lenders, in the lenders’ commitments in an aggregate amount of $600 million for a maximum credit facility commitment of $3.0 billion.

Fair Value

The fair values of cash, trade and other receivables, trade payables and accruals approximate their carrying amounts because of the short-term maturity of these instruments. The fair value of long-term debt and related derivative instruments is set forth below.

Debt and Related Derivative Instruments

Carrying Amounts

Amounts recorded in the consolidated statement of financial position are referred to as “carrying amounts”. The carrying amounts of primary debt are reflected in “Long-term indebtedness” and “Current indebtedness” and the carrying amounts of derivative instruments are included in “Other financial assets” and “Other financial liabilities”, both current and non-current, in the consolidated statement of financial position, as appropriate.

Fair Value

The fair value of debt is estimated based on either quoted market prices for similar issues or current rates offered to the Company for debt of the same maturity. The fair value of interest rate swaps is estimated based upon discounted cash flows using applicable current market rates and taking into account non-performance risk.

The following is a summary of debt and related derivative instruments that hedge the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2019	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
C$550, 3.309% Notes, due 2021	420	62	432	62
$350, 3.95% Notes, due 2021(1)	138	-	142	-
$600, 4.30% Notes, due 2023	596	-	637	-
$450, 3.85% Notes, due 2024(1)	241	-	250	-
$500, 3.35% Notes, due 2026	496	-	502	-
$350, 4.50% Notes, due 2043(1)	116	-	116	-
$350, 5.65% Notes, due 2043	341	-	393	-
$400, 5.50% Debentures, due 2035	395	-	439	-
$500, 5.85% Debentures, due 2040	490	-	577	-
Total	3,233	62	3,488	62
Long-term	3,233	62

	Carrying Amount		Fair Value
December 31, 2018	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	3	-	3	-
C$550, 3.309% Notes, due 2021	402	76	407	76
$350, 3.95% Notes, due 2021(1)	138	-	139	-
$600, 4.30% Notes, due 2023	596	-	607	-
$450, 3.85% Notes, due 2024(1)	240	-	233	-
$500, 3.35% Notes, due 2026	495	-	458	-
$350, 4.50% Notes, due 2043(1)	116	-	105	-
$350, 5.65% Notes, due 2043	341	-	364	-
$400, 5.50% Debentures, due 2035	395	-	406	-
$500, 5.85% Debentures, due 2040	490	-	524	-
Total	3,216	76	3,246	76
Current portion	3	-
Long-term portion	3,213	76

(1)	Notes were partially redeemed in October 2018.

Fair value estimation

The following fair value measurement hierarchy is used for financial instruments that are measured in the consolidated statement of financial position at fair value:

●	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2 - inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and
●	Level 3 - inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2019				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	887	-	887

Warrants(1)	-	-	291	291

Financial assets at fair value through earnings	-	887	291	1,178

Financial assets at fair value through other comprehensive income(2)	4	20	-	24

Total assets	4	907	291	1,202

Liabilities

Contingent consideration(3)	-	-	(1)	(1)

Financial liabilities at fair value through earnings	-	-	(1)	(1)

Derivatives used for hedging(4)	-	(62)	-	(62)

Total liabilities	-	(62)	(1)	(63)

December 31, 2018				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	2,390	-	2,390

Warrants(1)	-	-	16	16

Embedded derivatives(5)	-	1	-	1

Financial assets at fair value through earnings	-	2,391	16	2,407

Financial assets at fair value through other comprehensive income(2)	2	21	-	23

Total assets	2	2,412	16	2,430

Liabilities

Contingent consideration(3)	-	-	(2)	(2)

Financial liabilities at fair value through earnings	-	-	(2)	(2)

Derivatives used for hedging(4)	-	(76)	-	(76)

Total liabilities	-	(76)	(2)	(78)

(1)	Warrants related to the Company’s equity method investment in Refinitiv (see note 8).

(2)	Investments in entities over which the Company does not have control, joint control or significant influence.

(3)	Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.

(4)	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.

(5)	Largely related to U.S. dollar pricing of customer agreements by subsidiaries outside of the U.S.

The following reflects the change in Refinitiv warrants level 3 fair value measurement for the six months ended June 30, 2019:

Six months ended June 30, 2019
December 31, 2018	16
Gain recognized within other operating gains, net	275
June 30, 2019	291

The Company recognizes transfers into and out of the fair value measurement hierarchy levels at the end of the reporting period in which the event or change in circumstances that caused the transfer occurred. There were no transfers between hierarchy levels for the six months ended June 30, 2019.

Valuation Techniques

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2. If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

Specific valuation techniques used to value financial instruments include:

●	quoted market prices or dealer quotes for similar instruments;
●	the fair value of cross-currency interest rate swaps are calculated as the present value of the estimated future cash flows based on observable yield curves; and
●	the fair value of contingent consideration is calculated based on estimates of future revenue performance.

Valuation of the Refinitiv Warrants

●

The fair value of the warrants in Refinitiv are generally calculated using a Monte Carlo simulation approach that generates values based on the random outcomes from a probability distribution. Key inputs under the Monte Carlo approach include: the estimated equity value of Refinitiv; the capitalization structure of Refinitiv; the expected volatility; the risk-free rate of return; annual dividends or distributions; and assumptions about the timing of a liquidity event. An increase in the equity value would typically result in an increase in the fair value of the warrants and conversely, a decrease would typically result in a decrease in the fair value of the warrants.

●

On August 1, 2019, the Company and private equity funds affiliated with Blackstone agreed to sell Refinitiv, in which the Company owns a 45%(1) interest, to the London Stock Exchange Group plc (“LSEG”), in an all share transaction that values Refinitiv at $27 billion (see note 20). Under the terms of the warrant agreement, the proposed transaction will constitute a change in control whereby the exercise of the warrants in connection with the closing of the transaction will increase the Company’s ownership of Refinitiv from 45%(1) to 47.6%(1). As a result of the entry into a definitive agreement for the sale of the Refinitiv business, the value of the warrants at June 30, 2019 is primarily based on the number of incremental shares in Refinitiv to which the Company is entitled upon closing and the share price of LSEG on June 30, 2019. The valuation also incorporates various outcomes (on a weighted average basis) based on the likelihood of the proposed transaction closing. In future periods, the warrants will be revalued based on the share price of LSEG at each reporting date, and will reflect management’s continuing assessment about the likelihood that the proposed transaction will close, including progress towards obtaining approval by LSEG shareholders, regulatory clearances and satisfying customary closing conditions.

(1)	Represents ownership interest before dilution for management equity triggered by a change in control.